UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21737
                                                     ---------

        Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)


                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

     INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
     Percentages are as follows:


            Equity Long/Short                               26.77%
            Global Macro                                    15.74%
            Emerging Markets                                12.06%
            Multi-Strategy                                   9.51%
            Event Driven                                     7.61%
            Commodities Equity Long/Short                    7.13%
            Fixed Income Arbitrage                           4.74%
            Equity Market Neutral                            3.69%
            Commodities Relative Value                       3.55%
            Discretionary-Concentrated Global Macro          2.98%
            Managed Futures                                  2.83%
            Other                                            3.39%


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1)(2)(3) 65.29%       LIQUIDITY(4)           CAPITAL              COST           FAIR VALUE(5)

COMMODITIES EQUITY LONG/SHORT
Hard Asset Partners L.P.(9)                            Monthly               2.55%            $ 2,500,000        $  2,572,966
SouthPort Energy Plus Partners, L.P.                  Quarterly              2.10%              2,000,000           2,124,991
                                                                            ------            -----------        ------------
                                                                             4.65%              4,500,000           4,697,957
                                                                            ------            -----------        ------------

COMMODITIES RELATIVE VALUE
Oceanic Hedge Fund                                     Monthly               2.32%              2,250,000           2,337,186
                                                                            ------            -----------        ------------
                                                                             2.32%              2,250,000           2,337,186
                                                                            ------            -----------        ------------

DISCRETIONARY-CONCENTRATED GLOBAL MACRO
COMAC Global Macro Fund LP                             Monthly               1.95%              2,000,000           1,967,329
Lily Pond Currency Fund, L.P.
    Side Pocket                                          (6)                 0.00%                 66,917                  20
                                                                            ------            -----------        ------------
                                                                             1.95%              2,066,917           1,967,349
                                                                            ------            -----------        ------------

EMERGING MARKETS
Forum Absolute Return Fund, Ltd.(8)
    Forum SPV, Ltd.                                      (6)                 0.51%                491,609             517,050

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
CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                     LIQUIDITY(4)           CAPITAL              COST           FAIR VALUE(5)
EMERGING MARKETS (CONTINUED)
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                          (6)                 0.11%            $        --        $    106,110
Pharo Macro Fund, Ltd.                                Quarterly              3.46%              2,500,000           3,496,449
Polo Fund                                             Quarterly              1.52%              1,500,000           1,532,250
Spinnaker Global Opportunity Fund, Ltd.(8)            Quarterly              2.28%              1,831,032           2,300,335
                                                                            ------            -----------        ------------
                                                                             7.88%              6,322,641           7,952,194
                                                                            ------            -----------        ------------

EQUITY LONG/SHORT
Glenview Institutional Partners, L.P.
    Side Pocket                                          (6)                 0.10%                341,311              96,662
Island Drive Partners, L.P.(9)                         Monthly               3.55%              3,500,000           3,583,005
Karsch Capital II, L.P.                               Quarterly              1.89%              2,000,000           1,905,874
Lansdowne UK Equity Fund, L.P.                         Monthly               4.98%              2,500,000           5,026,539
Rockhampton Fund                                       Monthly               2.51%              2,500,000           2,538,685
Viking Global Equities L.P.                           Annually               4.45%              2,500,000           4,494,865
                                                                            ------            -----------        ------------
                                                                            17.48%             13,341,311          17,645,630
                                                                            ------            -----------        ------------

EQUITY MARKET NEUTRAL
Two Sigma Spectrum U.S. Fund, L.P.                    Quarterly              2.41%              2,500,000           2,432,340
                                                                            ------            -----------        ------------
                                                                             2.41%              2,500,000           2,432,340
                                                                            ------            -----------        ------------

EVENT DRIVEN
GoldenTree Partners, L.P.(8)                          Quarterly              1.56%              2,295,834           1,569,894
GoldenTree Special Holdings II, Ltd.                     (6)                 0.11%                243,804             105,088
Paulson Advantage, L.P.                               Quarterly              2.03%              2,000,000           2,052,616
Perry Partners, L.P.
    Regular Interest                                  Annually               0.99%                836,703           1,003,585
    Side Pocket                                          (6)                 0.19%                356,472             192,244
Silver Point Capital Fund, L.P.
    Side Pocket                                          (6)                 0.09%                     --              94,132
                                                                            ------            -----------        ------------
                                                                             4.97%              5,732,813           5,017,559
                                                                            ------            -----------        ------------

FIXED INCOME ARBITRAGE
PIMCO Absolute Return Strategy IV Fund LLC            Quarterly              3.09%              2,500,000           3,121,652
                                                                            ------            -----------        ------------
                                                                             3.09%              2,500,000           3,121,652
                                                                            ------            -----------        ------------

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
CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                     LIQUIDITY(4)           CAPITAL              COST           FAIR VALUE(5)
GLOBAL MACRO
Bridgewater Pure Alpha Fund II, LLC                    Monthly               3.26%            $ 3,631,732        $  3,295,320
The Tudor BVI Global Fund, L.P.(8)
    Regular Interest                                  Quarterly              2.64%                     --           2,666,309
    Side Pocket                                          (6)                 1.35%              1,329,917           1,361,517
Touradji Global Resources Fund, L.P.(8)               Quarterly              2.17%                     --           2,193,825
    Touradji Global Resources Holdings, LLC              (6)                 0.85%                855,330             855,330
                                                                            ------            -----------        ------------
                                                                            10.27%              5,816,979          10,372,301
                                                                            ------            -----------        ------------

MANAGED FUTURES
Sumatra Futures Fund, LP                              Quarterly              1.85%              1,750,000           1,868,438
                                                                            ------            -----------        ------------
                                                                             1.85%              1,750,000           1,868,438
                                                                            ------            -----------        ------------

MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                     (7)                 0.14%              2,738,995             142,987
    Side Pocket                                        (6)(7)                0.41%                341,858             417,879
Investcorp Interlachen Multi-Strategy Fund LLC
    Regular Interest                                  Quarterly              2.12%              2,994,573           2,136,298
    Side Pocket                                          (6)                 0.00%                  5,427               3,850
Stark Investments Limited Partnership(8)
    Regular Interest                                  Quarterly              1.99%              3,790,800           2,009,320
    Side Pocket                                          (6)                 0.78%                812,213             790,277
    Stark Select Asset Fund LLC                          (6)                 0.77%                760,887             767,384
                                                                            ------            -----------        ------------
                                                                             6.21%             11,444,753           6,267,995
                                                                            ------            -----------        ------------

OTHER
Vicis Capital Fund                                    Quarterly              2.21%              1,500,000           2,235,817
                                                                            ------            -----------        ------------
                                                                             2.21%              1,500,000           2,235,817
                                                                            ------            -----------        ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $59,725,414)                                                          $ 65,916,418

OTHER ASSETS, LESS LIABILITIES 34.71%                                                                              35,039,955
                                                                                                                 ------------

MEMBERS' CAPITAL 100.00%                                                                                         $100,956,373
                                                                                                                 ============

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

(1)  Fair valued investments.
(2)  Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4)  Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 19 months.
(5)  The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has
     approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Registrant's interest were redeemed or sold at the time of valuation, based on information available at the time, which Credit Suisse
     Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the
     Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the
     Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund
     Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(6)  Side pocket investments and similar structures are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager.
(7)  Portfolio Fund in liquidation.
(8)  Portfolio Fund has or intends to establish either through its Private Placement Memorandum or newly established gates restrictions on the ability of investors to fully receive proceeds from redemptions.
(9)  Affiliated Portfolio Funds.

     Affiliated Issuers
     ------------------
     An Affiliated Portfolio Fund is a Portfolio Fund in which the Registrant has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:


                                           Value at                                                          Value at
     Affiliate                           April 1, 2009          Purchases          Sales Proceeds         June 30, 2009
     --------------------------------    -------------          ---------          --------------         -------------
     Hard Asset Partners L.P.             $ 3,485,743              $ --              $1,000,000             $2,572,966
     Island Drive Partners, L.P.          $ 3,976,283              $ --              $       --             $3,583,005

The Registrant adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157"),
effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Registrant would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Registrant's investments. The inputs are summarized into three broad levels listed below:

Level 1 -- Valuations based on quoted prices in active markets or for identical assets or liabilities.

Level 2 -- No market for identical assets, involves estimating the value of the asset or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.

Level 3 -- No observable inputs (i.e. little or no market activity outside of forced liquidation or distressed sale).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

The inputs or methodology used for valuing Portfolio Funds are not necessarily an indication of the risk associated with investing in those Portfolio Funds.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Registrant's assets and liabilities carried at fair value:

                                                                 Investments in
                                                                Portfolio Funds
                                                                ---------------
     Level 1                                                      $        --
                                                                ---------------
     Level 2                                                               --
                                                                ---------------
     Level 3                                                       65,916,418
                                                                ---------------
     Total                                                        $65,916,418
                                                                ---------------

A reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                 Investments in
                                                                Portfolio Funds
                                                                ---------------
     Balances as of 03/31/09                                      $83,091,743
                                                                ---------------
     Net realized gain (loss)                                      (1,379,984)
                                                                ---------------
     Net change in unrealized appreciation (depreciation)           3,989,978
                                                                ---------------
     Net purchases (sales)                                        (19,785,319)
                                                                ---------------
     Net transfers in and out (Level 3)                                    --
                                                                ---------------
     Balance as of 06/30/09                                       $65,916,418
                                                                ---------------

     Net change in unrealized appreciation/(depreciation) on
     Level 3 investments still held as of 06/30/09                $ 1,958,049
                                                                ---------------


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.